                                                              File Nos. 33-47216
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 22

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 36

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485
        _X_   on July 1, 2000 pursuant to paragraph (b) of Rule 485
        ___   60 days after filing pursuant to paragraph (a) (1) of Rule 485
        ___   on (date) pursuant to paragraph (a) (1) of Rule 485
        ___   this post-effective amendment designates a new effective
              date for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 will be filed on or before March 30, 2000.

This Post-Effective Amendment No. 22 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 21 on April 21, 2000, and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.  CAPTION IN PROSPECTUS
-----------------  ---------------------
1..................Cover Page
2..................Special Terms
3..................Summary of Fees and Expenses;  Summary of Contract Features
4..................Condensed Financial Information;   Performance Information

5..................Description of the Companies, the Variable Accounts, the Trust, Fidelity VIP, and
                   T. Rowe Price

6..................Charges and Deductions
7..................Description of the Contract
8..................Electing the Form of Annuity and the Annuity Date;  Description of Variable Annuity
                   Payout Options;  Annuity Benefit Payments

9..................Death Benefit
10.................Payments;  Computation of Values;  Distribution
11.................Surrender;  Withdrawals ;  Charge for Surrender and Withdrawal;  Withdrawal Without
                   Surrender Charge;  Texas Optional Retirement Program

12.................Federal Tax Considerations
13.................Legal Matters
14.................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ----------------------------------------------
15.................Cover Page
16.................Table of Contents
17.................General Information and History
18.................Services
19.................Underwriters
21.................Performance Information



22.................Annuity Benefit Payments
23.................Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust ("AIT") for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.

The investment adviser of the Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

The investment objective of the Select Investment Grade Income Fund is to seek as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

The following expense information on the Select Investment Grade Income Fund is added to the Annual Underlying Fund Expenses table in the SUMMARY OF FEES AND EXPENSES section:


                                                      MANAGEMENT FEE    OTHER EXPENSES         TOTAL FUND
                                                        (AFTER ANY        (AFTER ANY       EXPENSES (AFTER ANY
UNDERLYING FUND                                     VOLUNTARY WAIVERS)  REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
----------------                                    ------------------  ----------------  ------------------------
Select Investment Grade Income Fund                       0.43%              0.07%              0.50%(1)


The first paragraph of Footnote 1 in the SUMMARY OF FEES AND EXPENSES section is replaced with the following:

(1)Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

The following cumulative expense information is added to Expense Examples
(1)(a), (1)(b), (2)(a) and (2)(b):

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**


WITH SURRENDER CHARGE                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------                       ------         -------         -------        --------
Select Investment Grade Income Fund...        $80           $110             $135           $226



(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITH SURRENDER CHARGE                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------                       ------         -------         -------        --------
Select Investment Grade Income Fund...        $82           $117             $147           $252


(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                    1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------                    ------         -------         -------        --------
Select Investment Grade Income Fund...       $20            $61             $105            $226


(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                    1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------                    ------         -------         -------        --------
Select Investment Grade Income Fund...        $22            $69             $117           $252


Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

"The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts."

The following information is added to the expense examples in APPENDIX F - DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT:

1(a) WITH SURRENDER CHARGE                   1 YEAR        3 YEARS         5 YEARS        10 YEARS
--------------------------                   ------        -------         -------        --------
Select Investment Grade Income Fund...        $78           $106             $132           $229


1(b)  WITH  SURRENDER   CHARGE  AND  WITH
ELECTION OF A MINIMUM  GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR  WAITING
PERIOD                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
------                                      ------         -------         -------        --------
Select Investment Grade Income Fund...        $81           $114             $145           $254


2(a) WITHOUT SURRENDER CHARGE               1 YEAR         3 YEARS         5 YEARS        10 YEARS
-----------------------------               ------         -------         -------        --------
Select Investment Grade Income Fund...        $20            $62             $106           $229

2(b)  WITHOUT  SURRENDER  CHARGE AND
WITH ELECTION OF A MINIMUM  GUARANTEED
ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR
WAITING PERIOD                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------                                      ------         -------         -------        --------
Select Investment Grade Income Fund...               $22            $69             $118           $254




                                                   ***

Supplement Dated July 1, 2000

                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust ("AIT") for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.



                                       ***


Supplement Dated July 1, 2000

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 21, 2000 in Post-Effective Amendment No. 21, and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

(b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3  (a) Underwriting and Administrative Services Agreement was
                    previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                    incorporated by reference herein.

                (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                (c) General Agent's Agreement was previously filed on April
                    24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (d) Career Agent Agreement was previously filed on April 24,
                    1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (e) Registered Representative's Agreement was previously
                    filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.


     EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

     EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

     EXHIBIT 7      Not Applicable.

     EXHIBIT 8  (a) Fidelity Service Agreement was previously filed on April 30,
                    1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632),
                    and is incorporated by reference herein.

                (b) An Amendment to the Fidelity Service Agreement,
                    effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (c) Fidelity Service Contract, effective as of January 1,
                    1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (d) T. Rowe Price Service Agreement was previously filed on
                    April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                (f) Directors' Power of Attorney is filed herewith.

     EXHIBIT 9      Opinion of Counsel is filed herewith.

     EXHIBIT 10     Consent of Independent Accountants is filed herewith.

     EXHIBIT 11     None.

     EXHIBIT 12     None.

     EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement
                    No.33-47216/811-6632, and is incorporated by reference herein.

     EXHIBIT 14     Not Applicable.

     EXHIBIT 15 (a) Participation Agreement between the Company and Allmerica
                    Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                (b) Amendment dated March 29, 2000 and Amendment dated
                    November 13, 1998 to the Variable Insurance Products Fund Participation Agreement were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                (c) Participation Agreement between the Company and T. Rowe
                    Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

 The principal business address of all the following Directors and Officers is:
 440 Lincoln Street
 Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY




NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Bruce C. Anderson                            Director (since 1996), Vice President (since 1984) and Assistant
  Director                                   Secretary (since 1992) of First Allmerica

Warren E. Barnes                             Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                         First Allmerica
  Corporate Controller

Mark R. Colborn                              Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Mary Eldridge                                Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
  Secretary                                  Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica
                                             Financial Investment Management Services, Inc.

J. Kendall Huber                             Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and               2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                            President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                             Vice President and Deputy General Counsel (1995-1998) of USF&G
                                             Corporation

John P. Kavanaugh                            Director and Chief Investment Officer (since 1996) and Vice President




  Director, Vice President and               (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                   Financial Investment Management Services, Inc.; and President (since
                                             1995) and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                 Director (since 1996) of First Allmerica; Director and President (since
  Director                                   1996) of The Hanover Insurance Company; and Vice President (1993 to
                                             1996) of The Hanover Insurance Company

James R. McAuliffe                           Director (since 1996) of First Allmerica; Director (since 1992), President
  Director                                   (since 1994) and Chief Executive Officer (since 1996) of Citizens
                                             Insurance Company of America

Mark C. McGivney                             Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer               Allmerica; Associate, Investment Banking (1996 -1997) of Merrill
                                             Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                             Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments, Inc.,
                                             Allmerica Asset Management, Inc. and Allmerica Financial
                                             Investment Management Services, Inc.

John F. O'Brien                              Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                      Allmerica.
  of the Board


Edward J. Parry, III                         Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                   1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                    President (since 1995) of Allmerica Financial Life Insurance and
  Chief Executive Officer                    Annuity Company; Director (since 1990) of Allmerica Investments, Inc.;
                                             and Director and President (since 1998) of Allmerica Financial
                                             Investment Management Services, Inc.

Robert P. Restrepo, Jr.                      Director and Vice President (since 1998) of First Allmerica; Director
  Director                                   (since 1998) of The Hanover Insurance Company; Chief Executive
                                             Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice
                                             President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                             Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President                Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                             1991) of Allmerica Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


         NAME                                           ADDRESS                         TYPE OF BUSINESS
         ----                                           -------                         ----------------
AAM Equity Fund                                 440 Lincoln Street                 Massachusetts Grantor Trust
                                                Worcester MA 01653

AAM Growth &  Income Fund, L.P                  440 Lincoln Street                 Limited Partnership
                                                Worcester MA 01653

Advantage Insurance Network Inc.                440 Lincoln Street                 Insurance Agency
                                                Worcester MA 01653

AFC Capital Trust I                             440 Lincoln Street                 Statutory Business Trust
                                                Worcester MA 01653

Allmerica Asset Management Limited              440 Lincoln Street                 Investment advisory services
                                                Worcester MA 01653

Allmerica Asset Management, Inc.                440 Lincoln Street                 Investment advisory services
                                                Worcester MA 01653
Allmerica Benefits, Inc.                        440 Lincoln Street                 Non-insurance medical services
                                                Worcester MA 01653

Allmerica Equity Index Pool                     440 Lincoln Street                 Massachusetts Grantor Trust
                                                Worcester MA 01653

Allmerica Financial Alliance Insurance          100 North Parkway                  Multi-line property and casualty
Company                                         Worcester MA 01605                 insurance

Allmerica Financial Benefit Insurance           100 North Parkway                  Multi-line property and casualty
Company                                         Worcester MA 01605                 insurance

Allmerica Financial Corporation                 440 Lincoln Street                 Holding Company
                                                Worcester MA 01653

Allmerica Financial Insurance                    440 Lincoln Street                Insurance Broker
Brokers, Inc.                                   Worcester MA 01653

Allmerica Financial Life Insurance              440 Lincoln Street                 Life insurance, accident and health
and Annuity Company (formerly known             Worcester MA 01653                 insurance, annuities, variable
as SMA Life Assurance Company                                                      annuities and variable life insurance

Allmerica Financial Services Insurance           440 Lincoln Street                Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Funding Corp.                         440 Lincoln Street                 Special purpose funding vehicle for
                                                Worcester MA 01653                 commercial paper

Allmerica, Inc.                                 440 Lincoln Street                 Common employer for Allmerica
                                                Worcester MA 01653                 Financial Corporation entities

Allmerica Financial Investment                  440 Lincoln Street                 Investment advisory services
Management Services, Inc. (formerly             Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of

Worcester, Inc.)

Allmerica Investment Management                 440 Lincoln Street                 Investment advisory services
Company, Inc.                                   Worcester MA 01653

Allmerica Investments, Inc.                     440 Lincoln Street                 Securities, retail broker-dealer
                                                Worcester MA 01653

Allmerica Investments Insurance Agency          200 Southbridge Parkway            Insurance Agency
Inc. of Alabama                                 Suite 400
                                                Birmingham, AL 35209

Allmerica Investments Insurance Agency          14211 Commerce Way                 Insurance Agency
of Florida, Inc.                                Miami Lakes, FL 33016

Allmerica Investment Insurance Agency           1455 Lincoln Parkway               Insurance Agency
Inc. of Georgia                                 Suite 300
                                                Atlanta, GA 30346

Allmerica Investment Insurance Agency           Barkley Bldg-Suite 105             Insurance Agency
Inc. of Kentucky                                12700 Shelbyville Road
                                                Louisiana, KY 40423

Allmerica Investments Insurance Agency          631 Lakeland East Drive            Insurance Agency
Inc. of Mississippi                             Flowood, MS 39208

Allmerica Investment Trust                      440 Lincoln Street                 Investment Company
                                                Worcester MA 01653

Allmerica Plus Insurance                         440 Lincoln Street                Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Property & Casualty                   440 Lincoln Street                 Holding Company
Companies, Inc.                                 Worcester MA 01653

Allmerica Securities Trust                      440 Lincoln Street                 Investment Company
                                                Worcester MA 01653

Allmerica Services Corporation                  440 Lincoln Street                 Internal administrative services
                                                Worcester MA 01653                 provider to Allmerica Financial
                                                                                   Corporation entities

Allmerica Trust Company, N.A.                   440 Lincoln Street                 Limited purpose national trust
                                                Worcester MA 01653                 company

AMGRO, Inc.                                     100 North Parkway                  Premium financing
                                                Worcester MA 01605

Citizens Corporation                            440 Lincoln Street                 Holding Company
                                                Worcester MA 01653


Citizens Insurance Company of America           645 West Grand River               Multi-line property and casualty
                                                Howell MI 48843                    insurance

Citizens Insurance Company of Illinois          333 Pierce Road                    Multi-line property and casualty
                                                Itasca IL 60143                    insurance

Citizens Insurance Company of the               3950 Priority Way                  Multi-line property and casualty
Midwest                                         South Drive, Suite 200             insurance
                                                Indianapolis IN 46280

Citizens Insurance Company of Ohio              8101 N. High Street                Multi-line property and casualty
                                                P.O. Box 342250                    insurance
                                                Columbus OH 43234

Citizens Management, Inc.                       645 West Grand River               Services management company
                                                Howell MI 48843

Financial Profiles                              5421 Avenida Encinas               Computer software company
                                                Carlsbad, CA  92008

First Allmerica Financial Life Insurance        440 Lincoln Street                 Life, pension, annuity, accident
Company (formerly State Mutual Life             Worcester MA 01653                 and health insurance company
Assurance Company of America)

First Sterling Limited                          440 Lincoln Street                 Holding Company
                                                Worcester MA 01653

First Sterling Reinsurance Company              440 Lincoln Street                 Reinsurance Company
Limited                                         Worcester MA 01653

Greendale Special Placements Fund               440 Lincoln Street                 Massachusetts Grantor Trust
                                                Worcester MA 01653

The Hanover American Insurance                  100 North Parkway                  Multi-line property and casualty
Company                                         Worcester MA 01605                 insurance

The Hanover Insurance Company                   100 North Parkway                  Multi-line property and casualty
                                                Worcester MA 01605                 insurance

Hanover Texas Insurance Management               801 East Campbell Road            Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                   Richardson TX 75081                Insurance Company

Hanover Lloyd's Insurance Company               Hanover Lloyd's Insurance          Multi-line property and casualty
                                                Company                            insurance

Lloyds Credit Corporation                       440 Lincoln Street                 Premium financing service
                                                Worcester MA 01653                 franchises

Massachusetts Bay Insurance Company             100 North Parkway                  Multi-line property and casualty
                                                Worcester MA 01605                 insurance

Sterling Risk Management Services, Inc.         440 Lincoln Street                 Risk management services
                                                Worcester MA 01653



ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of May 31, 2000, there were 14,600 Contact holders of qualified Contracts and 22,250 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


          NAME             POSITION OR OFFICE WITH UNDERWRITER
          ----             -----------------------------------

Margaret L. Abbott           Vice President

Emil J. Aberizk, Jr          Vice President

Edward T. Berger             Vice President and Chief Compliance Officer

Michael J. Brodeur           Vice President Operations

Mark R. Colborn              Vice President

Claudia J. Eckels            Vice President

Mary M. Eldridge             Secretary/Clerk

Philip L. Heffernan          Vice President

J. Kendall Huber             Director

Mark C. McGivney             Treasurer

William F. Monroe, Jr.       President, Director and Chief Executive Officer

David J. Mueller             Vice President, Chief Financial Officer, Financial
                             Operations Principal and Controller

Stephen Parker               Vice President and Director

Richard M. Reilly            Director and Chairman of the Board

Eric A. Simonsen             Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 14th day of June, 2000.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By:  /s/ Mary Eldridge
                                 ----------------------------
                                 Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                       Title                                                   Date
----------                       -----                                                   ----
/s/ Warren E. Barnes             Vice President and Corporate Controller                 June 14, 2000
---------------------------
Warren E. Barnes

Edward J. Parry III*             Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*               Director, President and Chief Executive Officer
---------------------------

John F. O'brien*                 Director and Chairman of the Board
---------------------------

Bruce C. Anderson*               Director
---------------------------

Mark R. Colborn*                 Director and Vice President
---------------------------

John P. Kavanaugh*               Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*                Director, Vice President and General Counsel
---------------------------

J. Barry May*                    Director
---------------------------

James R. Mcauliffe*              Director
---------------------------

Robert P. Restrepo, Jr.*         Director
---------------------------

Eric A. Simonsen*                Director and Vice President
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-47216)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants